Related Party Transactions - Summary of Transaction With Joint Ventures and Associates (Detail) - Associates and joint ventures [member] - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Disclosure of transactions between related parties [line items]
Loans	[1]	$ 1,976	$ 1,864
Deposits		269	241
Fees paid for services received		63	66
Guarantees and commitments		$ 242	$ 210

[1]	We had no ACL on impaired loans related to these amounts as at October 31, 2025 and 2024.